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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Travelers Companies, Inc.
                 -------------------------------
   Address:      485 Lexington Ave
                 -------------------------------
                 New York, NY 10017-2630
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Skjerven
         -------------------------------
Title:   Deputy Corporate Secretary
         -------------------------------
Phone:   (651) 310-6748
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Wendy Skjerven          St. Paul, Minnesota     May 14, 2009
   -------------------------------   --------------------   --------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
                                        --------------------

Form 13F Information Table Entry Total:      45
                                        --------------------

Form 13F Information Table Value Total: 137,471
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.       Form 13F File Number   Name

    01        28-29                  ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------   ------------------------------------------

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                           FORM 13F INFORMATION TABLE

                                         TITLE
                                         OF               VALUE     SHARES     SH/  PUT/ INVESTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                           CLASS CUSIP      (X$1000)  PRN/AMT    PRN  CALL DSCRETN   MANAGERS SOLE     SHARED    NONE
AT&T INC                                 COMM  00206R102       340     13,500  SH        SHARED                         13,500
APPROACH RESOURCES INC                   COMM  03834A103        49      7,933  SH        SHARED                          7,933
BLACKROCK MUNIYIELD QUALITY FUND II      COMM  09254G108        15      1,600  SH        SHARED                          1,600
BUCKEYE PARTNERS LP                      COMM  118230101       695     19,500  SH        SHARED                         19,500
CAVIUM NETWORKS INC                      COMM  14965A101       278     24,082  SH        SHARED                         24,082
CONCHO RESOURCES INC                     COMM  20605P101       105      4,108  SH        SHARED                          4,108
DATA DOMAIN INC                          COMM  23767P109        16      1,274  SH        SHARED                          1,274
DEXCOM INC                               COMM  252131107       399     96,430  SH        SHARED                         96,430
DYAX  CORP                               COMM  26746E103         1        255  SH        SHARED                            255
(R) EV ENERGY PARTNER LP-(RESTRICTED)    COMM  26926V107     1,239     85,438  SH        SHARED                         85,438
EL PASO PIPELINE PARTNERS LP             COMM  283702108     2,178    126,600  SH        SHARED                        126,600
ENBRIDGE ENERGY PARTNERS LP              COMM  29250R106     5,289    176,700  SH        SHARED                        176,700
ENTERPRISE PRODUCTS PARTNERS LP          COMM  293792107    10,179    457,500  SH        SHARED                        457,500
(R) FANNIE MAE                           COMM  313586109         0        101  SH        SHARED                            101
FIBERTOWER CORP                          COMM  31567R100         5     24,459  SH        SHARED                         24,459
GENVEC INC                               COMM  37246C109       101    229,380  SH        SHARED                        229,380
GEOMET INC                               COMM  37250U201         7     12,489  SH        SHARED                         12,489
H&E EQUIPMENT SERVICES INC               COMM  404030108       695    106,097  SH        SHARED                        106,097
HANSEN MEDICAL INC                       COMM  411307101        15      3,626  SH        SHARED                          3,626
IKANOS COMMUNICATIONS INC                COMM  45173E105         2      1,352  SH        SHARED                          1,352
INFINERA CORP                            COMM  45667G103        79     10,664  SH        SHARED                         10,664
KINDER MORGAN MANAGMENT LLC              COMM  49455U100     9,929    243,587  SH        SHARED                        243,587
MAGELLAN MIDSTREAM PARTNERS LP           COMM  559080106     6,699    228,100  SH        SHARED                        228,100
MARKWEST ENERGY PARTNERS LP              COMM  570759100     1,333    115,000  SH        SHARED                        115,000
MEDIWARE INFORMATION SYSTEMS             COMM  584946107       488    116,110  SH        SHARED                        116,110
NATL WESTMINSTER BK PLC SER C 7.76%      PREF  638539882     3,910    575,000  SH        SHARED                        575,000
NUSTAR ENERGY LP                         COMM  67058H102     4,155     90,100  SH        SHARED                         90,100
OCCAM NETWORKS INC                       COMM  67457P309         1        552  SH        SHARED                            552
ONEOK PARTNERS LP                        COMM  68268N103     6,280    154,500  SH        SHARED                        154,500
PLAINS ALL AMER PIPELINE LP              COMM  726503105     8,848    240,700  SH        SHARED                        240,700
PROGRESS ENERGY INC                      COMM  743263105     1,722     47,500  SH        SHARED                         47,500
PRUDENTIAL FINANCIAL INC                 COMM  744320102        43      2,265  SH        SHARED                          2,265
ROYAL BK OF SCOTLAND PLC PFD 6.25% SER P PREF  780097762       444     80,000  SH        SHARED                         80,000
SCANA CORP                               COMM  80589M102     2,626     85,000  SH        SHARED                         85,000
SOUTHERN COMPANY                         COMM  842587107     2,052     67,000  SH        SHARED                         67,000
SPECTRA ENERGY PARTNERS LP               COMM  84756N109     1,092     50,000  SH        SHARED                         50,000
SUNOCO LOGISTICS PARTNERS LP             COMM  86764L108     4,332     84,000  SH        SHARED                         84,000
TEPPCO PARTNERS LP                       COMM  872384102     5,853    258,400  SH        SHARED                        258,400
TRANSDIGM GROUP INC                      COMM  893641100       483     14,720  SH        SHARED                         14,720
THE TRAVELERS COMPANIES INC              COMM  89417E109    32,414    797,600  SH        SOLE                797,600
US BANCORP                               COMM  902973304     1,571    107,500  SH        SHARED                        107,500
VERIZON COMMUNICATIONS INC               COMM  92343V104       846     28,000  SH        SHARED                         28,000
WELLS FARGO & CO                         COMM  949746101       136      9,555  SH        SHARED                          9,555
XCEL ENERGY INC                          COMM  98389B100     2,273    122,000  SH        SHARED                        122,000
MAX CAPITAL GROUP LTD                    COMM  G6052F103    18,254  1,058,833  SH        SHARED                      1,058,833